Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 3,498,076	₩ 3,642,384	₩ 3,198,265
Total comprehensive income	3,324,232	4,208,294	3,249,557
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	1,718,407	1,480,030	1,519,197
Net income	1,274,443	1,129,173	1,234,883
Total comprehensive income	1,274,892	1,127,202	1,234,044
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	25,049,392	23,145,476	19,731,711
Net income	2,078,232	2,329,268	2,279,362
Total comprehensive income	1,911,575	2,527,665	2,333,266
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	4,091,178	3,892,257	3,752,232
Net income	606,554	509,032	517,761
Total comprehensive income	599,451	486,114	477,135
Shinhan Investment Corp.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	9,290,965	6,139,926	5,279,567
Net income	154,531	220,764	251,268
Total comprehensive income	147,210	225,963	269,058
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	5,405,933	5,413,175	5,633,679
Net income	177,834	123,870	131,021
Total comprehensive income	227,596	326,783	150,997
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	4,456,340	4,662,085
Net income	279,282	271,455
Total comprehensive income	132,425	433,510
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	626,455	455,246	439,031
Net income	160,583	126,050	103,400
Total comprehensive income	162,134	123,032	100,317
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	214,615	239,732	224,766
Net income	17,521	27,934	27,446
Total comprehensive income	16,557	30,519	30,579
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	42,658	38,648	37,616
Net income	1,493	507	1,392
Total comprehensive income	1,650	658	985
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	17,219	32,401	21,590
Net income	3,433	2,144	(780)
Total comprehensive income	3,433	2,144	(780)
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	88,870	84,256	78,378
Net income	26,663	23,090	18,868
Total comprehensive income	26,663	22,655	18,980
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	70	154	140
Net income	5	82	309
Total comprehensive income	5	82	309
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	164,327	138,697	99,279
Net income	1,862	2,074	1,314
Total comprehensive income	2,845	1,292	1,525
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	123,590	116,849	94,636
Net income	26,953	23,122	19,384
Total comprehensive income	26,888	22,972	18,919
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	102,816	54,920
Net income	45,791	18,098
Total comprehensive income	45,765	18,128
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	58,599	51,823	44,729
Net income	13,020	10,821	8,461
Total comprehensive income	12,954	10,821	8,461
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	12,176	7,342	7,386
Net income	3,764	7,414	3,564
Total comprehensive income	3,764	7,411	₩ 3,552
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	10,246	3,088
Net income	304	(654)
Total comprehensive income	284	₩ (654)
Neoplux Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	3,500
Net income	(1,146)
Total comprehensive income	₩ (1,015)